ASSET RETIREMENT OBLIGATION (Tables)	12 Months Ended
Dec. 31, 2023
Asset Retirement Obligation [Abstract]
Schedule of asset retirement obligations [Table Text Block]
	December 31, 2023	December 31, 2022

Balance, beginning of year	$99,514	$93,343
Change in obligation	(13,886)	6,171
Accretion expense	-	-
Balance, end of year	$85,628	$99,514